United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-23259

(Investment Company Act File Number)

Federated Hermes Adviser Series
(formerly, Federated Adviser Series)

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/20

Date of Reporting Period: Six months ended 04/30/20

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2020
Share Class | Ticker	A | FHEQX	Institutional | FHESX

Federated Hermes SDG Engagement Equity Fund
Fund Established 2018

A Portfolio of Federated Adviser Series
(Effective close of business June 26, 2020, the registrant name was changed to Federated Hermes Adviser Series)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Hermes SDG Engagement Equity Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2019 through April 30, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the uncertainty ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At April 30, 2020, the Fund’s portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
United States	52.4%
Japan	13.1%
Netherlands	5.0%
United Kingdom	4.3%
Finland	3.1%
Hong Kong	3.0%
China	2.6%
Singapore	2.4%
Taiwan	2.3%
Switzerland	1.8%
Ireland	1.8%
Sweden	1.7%
Peru	1.6%
Spain	1.4%
Italy	1.2%
Germany	0.5%
Brazil	0.5%
Other Assets and Liabilities—Net[2]	1.3%
TOTAL	100.0%
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At April 30, 2020, the Fund’s sector composition3 was as follows:
Sector Composition	Percentage of Total Net Assets
Industrials	29.1%
Materials	12.7%
Health Care	11.1%
Information Technology	10.9%
Real Estate	9.7%
Consumer Discretionary	8.3%
Financials	7.0%
Consumer Staples	4.6%
Utilities	2.8%
Communication Services	2.5%
Other Assets and Liabilities—Net[2]	1.3%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund’s Adviser may allocate a company to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities or the country where a majority of the company’s revenues are derived.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Except for Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
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Portfolio of Investments
April 30, 2020 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—98.7%
		Brazil—0.5%
69,600	[1]	Movida Participacoes S.A.	$138,230
		China—2.6%
412,000		Shenzhen International Holdings Ltd.	791,224
		Finland—3.1%
24,856	[1]	Huhtamaki Oyj	930,301
		Germany—0.5%
1,050		MTU Aero Engines GmbH	143,176
		Hong Kong—3.0%
122,000		Techtronic Industries Co.	906,276
		Ireland—1.8%
49,375		Glanbia PLC	524,108
		Italy—1.2%
49,309		Technogym S.P.A.	364,431
		Japan—13.1%
14,358		Horiba Ltd.	763,714
29,368		NIFCO, Inc.	568,532
17,200		Nissan Chemical Industries	657,551
26,996		Open House Co. Ltd.	591,422
21,993		Relo Holdings, Inc.	478,922
13,941		Yaoko Co. Ltd.	861,656
		TOTAL	3,921,797
		Netherlands—5.0%
19,924		Aalberts Industries NV	561,908
10,433		IMCD Group NV	923,904
		TOTAL	1,485,812
		Peru—1.6%
3,287		Credicorp Ltd.	489,829
		Singapore—2.4%
405,622		Mapletree Industrial Trust	728,409
		Spain—1.4%
46,774		Merlin Properties SOCIMI SA	433,986
		Sweden—1.7%
38,657	[1]	Trelleborg AB, Class B	497,065
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Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Switzerland—1.8%
2,661		Burckhardt Compression Holdings AG	$540,915
		Taiwan—2.3%
39,000		Land Mark Optoelectronics Corp.	364,863
265,094		Tong Yang Industry Co. Ltd.	314,008
		TOTAL	678,871
		United Kingdom—4.3%
169,240		Cineworld Group PLC	139,763
7,836		DCC PLC	559,019
254,849		Harworth Group PLC	309,542
76,286		SSP Group PLC	269,753
		TOTAL	1,278,077
		United States—52.4%
17,107		Alliant Energy Corp.	830,545
15,366	[1]	AMN Healthcare Services, Inc.	721,895
8,213		Aptargroup, Inc.	879,448
14,840		Brunswick Corp.	708,165
11,548	[1]	Clean Harbors, Inc.	617,010
2,969		Cooper Cos., Inc.	851,212
7,165		Eagle Materials, Inc.	437,137
15,866		Fortune Brands Home & Security, Inc.	764,741
10,624	[1]	Kirby Corp.	567,534
2,966	[1]	Middleby Corp.	164,999
15,952		National Instruments Corp.	612,876
6,017		Reinsurance Group of America	629,859
36,643		Retail Opportunity Investments Corp.	355,620
13,640		RPM International, Inc.	905,832
319,521		Samsonite International SA	272,930
8,890	[1]	Silicon Laboratories, Inc.	864,286
11,022		Simpson Manufacturing Co., Inc.	794,686
2,195		Snap-On, Inc.	285,986
5,785		STERIS PLC	824,362
12,735		TCF Financial Corp.	378,102
4,914		West Pharmaceutical Services, Inc.	930,024
5,006	[1]	WEX, Inc.	662,394
16,183		Wiley (John) & Sons, Inc., Class A	607,672
13,962		Wintrust Financial Corp.	585,008
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Shares		Value in U.S. Dollars
	COMMON STOCKS—continued
	United States—continued
7,473	Woodward, Inc.	$452,565
	TOTAL	15,704,888
	TOTAL INVESTMENT IN SECURITIES—98.7% (IDENTIFIED COST $29,719,988)[2]	29,557,395
	OTHER ASSETS AND LIABILITIES - NET—1.3%[3]	394,812
	TOTAL NET ASSETS—100%	$29,952,207
1	Non-income-producing security.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of April 30, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$15,431,958	$272,930	$—	$15,704,888
International	628,059	13,224,448	—	13,852,507
TOTAL SECURITIES	$16,060,017	$13,497,378	$—	$29,557,395
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Class A Shares
(For a Share Outstanding Throughout the Period)
Period Ended (unaudited) April 30, 2020[1]
Net Asset Value, Beginning of Period	$11.24
Income From Investment Operations:
Net investment income	0.04[2]
Net realized and unrealized gain (loss)	(2.19)
TOTAL FROM INVESTMENT OPERATIONS	(2.15)
Less Distributions:
Distributions from net investment income	(0.12)
Distributions from net realized gain	(0.05)
TOTAL DISTRIBUTIONS	(0.17)
Net Asset Value, End of Period	$8.92
Total Return[3]	(19.42)%
Ratios to Average Net Assets:
Net expenses	1.19%[4,5]
Net investment income	0.89%[4]
Expense waiver/reimbursement[6]	0.99%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$70
Portfolio turnover	44%[7]
1	Reflects operations for the period from November 5, 2019 (date of initial investment) to April 30, 2020.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 1.19%, for the period ended April 30, 2020, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the six months ended April 30, 2020.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) April 30, 2020	Period Ended October 31, 2019[1]
Net Asset Value, Beginning of Period	$11.05	$10.00
Income From Investment Operations:
Net investment income[2]	0.02	0.12
Net realized and unrealized gain (loss)	(1.97)	0.93
TOTAL FROM INVESTMENT OPERATIONS	(1.95)	1.05
Less Distributions:
Distributions from net investment income	(0.12)	—
Distributions from net realized gain	(0.05)	—
TOTAL DISTRIBUTIONS	(0.17)	—
Net Asset Value, End of Period	$8.93	$11.05
Total Return[3]	(17.94)%	10.50%
Ratios to Average Net Assets:
Net expenses	0.94%[4,5]	0.94%[4,5]
Net investment income	0.38%[4]	1.13%[4]
Expense waiver/reimbursement[6]	0.85%[4]	1.16%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$29,882	$33,602
Portfolio turnover	44%	13%
1	Reflects operations for the period from November 6, 2018 (date of initial investment) to October 31, 2019.
2	Per share number has been calculated using average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.94% for the six months ended April 30, 2020, and for the period ended October 31, 2019 after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
April 30, 2020 (unaudited)
Assets:
Investment in securities, at value (identified cost $29,719,988)		$29,557,395
Cash		638,296
Income receivable		97,266
Receivable for investments sold		75,028
TOTAL ASSETS		30,367,985
Liabilities:
Payable for investments purchased	$150,248
Payable for shares redeemed	54,999
Payable for portfolio accounting fees	132,857
Payable for custodian fees	36,734
Payable for auditing fees	18,541
Payable for investment advisory fee (Note 5)	4,147
Accrued expenses (Note 5)	18,252
TOTAL LIABILITIES		415,778
Net assets for 3,354,724 shares outstanding		$29,952,207
Net Assets Consists of:
Paid-in capital		$34,830,672
Total distributable earnings (loss)		(4,878,465)
TOTAL NET ASSETS		$29,952,207
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($69,720 ÷ 7,819 shares outstanding), no par value, unlimited shares authorized		$8.92
Offering price per share (100/94.50 of $8.92)		$9.44
Redemption proceeds per share		$8.92
Institutional Shares:
Net asset value per share ($29,882,487 ÷ 3,346,905 shares outstanding), no par value, unlimited shares authorized		$8.93
Offering price per share		$8.93
Redemption proceeds per share		$8.93
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended April 30, 2020 (unaudited)
Investment Income:
Dividends (net of foreign tax withheld of $6,063)			$240,006
Expenses:
Investment adviser fee (Note 5)		$135,754
Administrative fee (Note 5)		14,499
Custodian fees		29,265
Transfer agent fees (Note 2)		8,600
Directors’/Trustees’ fees (Note 5)		1,510
Auditing fees		13,751
Legal fees		5,064
Portfolio accounting fees		66,020
Share registration costs		36,278
Printing and postage		8,133
Miscellaneous (Note 5)		5,558
TOTAL EXPENSES		324,432
Waiver, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 5)	$(135,078)
Reimbursements of other operating expenses (Notes 2 and 5)	(18,298)
Reduction of custodian fees (Note 6)	(500)
TOTAL WAIVER, REIMBURSEMENTS AND REDUCTION		(153,876)
Net expenses			170,556
Net investment income			69,450
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(4,664,820)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(1,910,987)
Net realized and unrealized loss on investments and foreign currency transactions			(6,575,807)
Change in net assets resulting from operations			$(6,506,357)
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2020	Period Ended 10/31/2019[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$69,450	$222,420
Net realized gain (loss)	(4,664,820)	220,509
Net change in unrealized appreciation/depreciation	(1,910,987)	1,747,469
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(6,506,357)	2,190,398
Distributions to Shareholders:
Class A Shares	(2)
Institutional Shares	(562,504)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(562,506)	—
Share Transactions:
Proceeds from sale of shares	17,836,381	32,841,402
Net asset value of shares issued to shareholders in payment of distributions declared	562,502	—
Cost of shares redeemed	(14,979,314)	(1,430,299)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,419,569	31,411,103
Change in net assets	(3,649,294)	33,601,501
Net Assets:
Beginning of period	33,601,501	—
End of period	$29,952,207	$33,601,501
1	Reflects operations for the period from November 6, 2018 (date of initial investment) to October 31, 2019.
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
April 30, 2020 (unaudited)
1. ORGANIZATION
Federated Adviser Series (the “Trust”) was established as a Delaware statutory trust on July 12, 2017, and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eleven portfolios. The financial statements included herein are only those of the Federated Hermes SDG Engagement Equity Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares, Class A Shares and Institutional Shares, which commenced operations on November 5, 2019 and November 6, 2018, respectively. Class C Shares and Class R6 Shares are effective with the Securities and Exchange Commission (SEC), but currently not yet offered for sale. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The Fund’s investment objective is to provide long-term capital appreciation alongside positive societal impact.
Effective on or about June 29, 2020, the name of the Trust will change to Federated Hermes Adviser Series.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”) is deemed not representative of fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation
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that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver, reimbursements and reduction of $153,876 is disclosed in various locations in this Note 2, Note 5 and Note 6.
For the six months ended April 30, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$6	$(5)
Institutional Shares	$8,594	$(4,398)
Total	$8,600	$(4,403)
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2020, the Fund did not have a liability for any uncertain tax
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positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2020, the current tax year will be subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the state of Delaware.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Period Ended 4/30/2020[1]		Period Ended 10/31/2019
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	7,828	$63,267	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(9)	(95)	—	—
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	7,819	$63,172	—	$—

	Six Months Ended 4/30/2020		Period Ended 10/31/2019[2]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,007,688	$17,773,114	3,180,753	$32,841,402
Shares issued to shareholders in payment of distributions declared	49,911	562,502	—	—
Shares redeemed	(1,752,034)	(14,979,219)	(139,413)	(1,430,299)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	305,565	$3,356,397	3,041,340	$31,411,103
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	313,384	$3,419,569	3,041,340	$31,411,103
1	Reflects operations for the period from November 5, 2019 (date of initial investment) to April 30, 2020.
2	Reflects operations for the period from November 6, 2018 (date of initial investment) to October 31, 2019.
4. FEDERAL TAX INFORMATION
At April 30, 2020, the cost of investments for federal tax purposes was $29,719,988. The net unrealized depreciation of investments for federal tax purposes was $162,593. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,182,404 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,344,997.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2020, the Adviser voluntarily waived $135,078 of its fee and voluntarily reimbursed $4,403 of transfer agent fees and $13,895 of other operating expenses.
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Certain of the Fund’s assets are managed by Hermes Investment Management Limited (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an annual fee equal to 0.50% of the daily net assets of the Fund. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. The Sub-Adviser may from time to time and for such periods as it deems appropriate reduce its compensation. The Sub-Adviser agrees to share pro rata in any fee waivers, or expense assumptions and reimbursements, imposed or made by the Adviser or its affiliates.
For the six months ended April 30, 2020, the Sub-Adviser waived all of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2020, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur and pay distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
For the six months ended April 30, 2020, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
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Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2020, FSC did not retain any sales charges from the sale of Class A Shares.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS or FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding tax reclaim recovery expenses, interest expense, extraordinary expenses, and proxy-related expenses, paid by the Fund, if any) paid by the Fund’s Class A Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.19% and 0.94% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these additional arrangements prior to the Termination Date, these additional arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended April 30, 2020, the Fund’s expenses were reduced by $500 under these arrangements.
7. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2020, were as follows:
Purchases	$18,087,760
Sales	$14,963,801
8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
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The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
9. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2020, the Fund had no outstanding loans. During the six months ended April 30, 2020, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2020, there were no outstanding loans. During the six months ended April 30, 2020, the program was not utilized.
11. Other Matters
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and has resulted in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees; and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2019	Ending Account Value 4/30/2020	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$805.80	$5.23[2]
Institutional Shares	$1,000	$820.60	$4.26
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.95	$5.97[2]
Institutional Shares	$1,000	$1,020.19	$4.72
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1	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.19%
Institutional Shares	0.94%
2	“Actual” expense information for the Fund’s Class A Shares is for the period from November 5, 2019 (date of initial investment) to April 30, 2020. Actual expenses are equal to the Fund’s annualized net expense ratio of 1.19% multiplied by 178/366 (to reflect the period from initial investment to April 30, 2020). “Hypothetical” expense information for Class A Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182/366 (to reflect the full half-year period).
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Evaluation and Approval of Advisory Contract–August 2018
FEDERATED HERMES SDG ENGAGEMENT EQUITY FUND (THE “FUND”)
At its meetings in August 2018, the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved for an initial two-year term a proposed investment advisory contract for the Fund with Federated Global Investment Management Corp. (“FGIM”) and a separate proposed subadvisory contract with Hermes Investment Management Limited (the “Sub-Adviser” and together with FGIM, the “Advisers”) on behalf of the Fund. The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to authorize the creation and offering of this new investment vehicle, as proposed by Federated Investors, Inc. (together with its wholly owned subsidiaries, “Federated”), and based on information requested by the Board and provided by Federated, as well as Federated’s recommendation to go forward with development of the Fund.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated (each, a “Federated fund”). The Senior Officer’s responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the CCO) furnished to the Board in advance of its August 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer’s written evaluation in prior years. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, including additional materials relating to the proposed Fund presented to the Board by Federated, at its August 2018 meetings, in evaluating the reasonableness of the Fund’s proposed management fee and in deciding to approve the proposed investment advisory and subadvisory contracts. The Board also considered the materials and presentations received by the Board at its May 2018 meetings, including materials provided by Federated and the CCO’s independent written evaluation, in connection with its annual approval of the continuation of the advisory and subadvisory contracts for the other Federated funds. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
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The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser and its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board’s approval of the Fund’s investment advisory and subadvisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund’s proposed investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing, and working with Federated on matters relating to, the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel. At the August meetings, in addition to separate sessions of the Independent Trustees without management present, senior management of FGIM also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the proposed advisory and subadvisory contracts.
The Board’s consideration of the proposed investment advisory and subadvisory contracts included review of the CCO’s Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: each Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s proposed investment objectives; the Fund’s anticipated fees and expenses (including the proposed advisory fee itself and the overall estimated expense
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structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary fee waivers and expense limitations); the use and allocation of brokerage commissions to be derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services to be provided to the Fund by each Adviser and its affiliates. The Board also considered the likely preferences and expectations of anticipated Fund shareholders; the entrepreneurial and other risks assumed by FGIM in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated funds, which include a comprehensive array of funds with different investment objectives, policies and strategies that are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the proposed contractual advisory and subadvisory fee rates, proposed net advisory fee rates, anticipated total expense ratios and each element of the Fund’s anticipated total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s anticipated investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund will compete.
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The Board reviewed the proposed contractual advisory and subadvisory fee rates, proposed net advisory fee rate and proposed other expenses of the Fund and noted the position of the Fund’s proposed fee rates relative to its Peer Group. In this regard, the Board noted that the proposed contractual advisory fee rate of the Fund was below the median of the Peer Group. The Board also noted that the proposed contractual subadvisory fee rate (expressed as a percentage of the contractual advisory fee rate) was in line with the average of the subadvised funds in the Peer Group.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Other Funds/Accounts”). The CCO provided information to the Board regarding the Other Funds/Accounts other than third-party mutual funds, and the CCO concluded that they are inherently different products in light of, among other differences, different types of targeted investors, different applicable laws and regulations, different legal structures, and different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs. The CCO noted that Federated did not currently manage any Other Funds/Accounts with comparable investment strategies to the Fund’s proposed investment strategy.
The CCO also reviewed the fees charged by the Sub-Adviser for serving as the sole investment adviser to a foreign fund that employs an investment strategy substantially similar to that proposed for the Fund (the “Comparable Fund”). The Board considered that, unlike the Fund’s proposed management fee structure, the Comparable Fund pays an advisory fee to the Sub-Adviser under an all-in “unitary” fee structure. The Board considered the inherent limitations of comparing the Fund’s proposed management fee to the Comparable Fund’s advisory fee because such advisory fee is subsumed within its unitary fee. The Board considered that the unitary fee is equal to the anticipated total expense ratio for the share class offered by the Fund that is similar to the Comparable Fund. In connection with these considerations, the Board considered FGIM’s representation to the Board that any differences between the total expense ratios of the Fund and the Comparable Fund will be primarily attributable to certain differences between U.S. registered mutual funds and funds domiciled in a foreign (non-U.S.) country, including differences in the types of restrictions and investment limitations that are in place under the regulatory regimes for each investment product.
The CCO Fee Evaluation Report indicated that the proposed management fee, after projected waivers, was reasonable. The Board reviewed the proposed fees and other expenses of the Fund and was satisfied that the proposed overall expense structure of the Fund appeared to be appropriate.
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The Board considered the nature, extent and quality of the services to be provided to the Fund by each Adviser and the resources of each Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, each Adviser’s organizational structure, personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that will benefit the Fund. The Board considered the personnel and other resources dedicated to the Sub-Adviser’s operational, compliance and legal functions. The Board also considered that Federated recently acquired a majority ownership stake in the Sub-Adviser’s parent company. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio manager who will be primarily responsible for the day-to-day management of the Fund and each Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund.
The Board considered the range of investment advisory services to be provided by the Sub-Adviser under the oversight of FGIM, including the daily investment of the assets of the Fund. In evaluating these investment advisory services, the Board considered, among other things, the Sub-Adviser’s investment philosophy and process, investment research capabilities and resources, performance record, trade execution capabilities and experience, including with respect to impact investing in accordance with the United Nations Sustainable Development Goals (“UN SDGs”).
The Board considered that FGIM would retain overall responsibility for the management and investment of the assets of the Fund and that, in this capacity, FGIM would play an active role in overseeing, monitoring and reviewing the Sub-Adviser in the performance of its duties. In this regard, the Board considered that FGIM would monitor and evaluate the performance of the Sub-Adviser, monitor the Sub-Adviser for adherence to the stated investment objectives, strategies, policies and restrictions of the Fund, and supervise the Sub-Adviser with respect to the services that the Sub-Adviser would provide under the subadvisory contract. The Board also considered the process used by FGIM to recommend to the Board that the Sub-Adviser be appointed as the sub-adviser to the Fund. In addition, the Board considered that FGIM would be responsible for providing late day trading support on behalf of the Fund.
The Board noted the compliance program of each Adviser and the compliance-related resources to be provided to the Fund by each Adviser, including each Adviser’s commitment to respond to rulemaking initiatives of the SEC. The Fund’s anticipated ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Advisers are anticipated to execute the Fund’s investment program. The Advisers’ ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Advisers’ investment management services to be provided to the Fund warrant the approval of the proposed advisory and subadvisory contracts.
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The CCO reviewed the investment performance of the Sub-Adviser, including, for purposes of considering the investment skill and experience of the Fund’s portfolio manager, performance data showing the portfolio manager’s capabilities in managing the Comparable Fund. The Board considered the CCO’s view that comparisons to the Comparable Fund may be helpful, though not conclusive, in evaluating the anticipated performance of the Sub-Adviser in managing the Fund, noting that additional time is required to evaluate the Sub-Adviser’s performance in managing the Comparable Fund in light of its recent inception date. The CCO also provided additional information about the broad range of the portfolio manager’s investment experience and the Sub-Adviser’s investment philosophy and process. The Board also considered that the Fund’s strategy to pursue investments that deliver positive societal impact aligned with the UN SDGs may influence the Fund’s performance relative to its benchmark or peers. Based on these considerations, the Board concluded that it was satisfied that FGIM and the Sub-Adviser have the capability of providing satisfactory investment performance for the Fund.
In connection with the Board’s governance of other Federated funds, the Board noted that it regularly receives financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derives from its relationships with the other Federated funds. This information covers not only the fees under the investment advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also details any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, Federated frequently waives fees and/or reimburses expenses and has disclosed to fund investors and/or indicated to the Board its intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Because the Board was considering the advisory and subadvisory contracts in the context of Federated’s proposal to create a new Federated fund, the factors mentioned above relating to such matters as performance and any indirect benefits that may accrue to the Advisers and their affiliates as a result of the Advisers’ relationships with the Fund are essentially impossible to apply before the Fund has experienced any meaningful operating history.
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Federated furnished information, requested by the CCO, that reported projected revenues for the Fund, as detailed cost allocation reports had not yet been projected for this Fund. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The CCO noted that the Fund was new to Federated and any projected cost allocation and/or profit margin does not represent the full or actual cost of operating a Federated fund and makes only rough estimates of the cost to launch a Federated fund. The CCO also noted that, while the Fund is expected to grow in size, the creation and maintenance of the Fund requires a substantial initial investment. The allocation information, including the CCO’s view that the estimations regarding the Fund may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. The CCO noted that while Federated regularly undertakes to establish new Federated funds and maintains a number of other smaller Federated funds that, while expected to grow to a greater size, nevertheless require substantial investment and waiver or assumption of fees and other expenses in order to deliver them to the marketplace. Based on this and other relevant information, the CCO concluded that Federated’s projected profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that Federated’s investments in these areas are extensive. In addition, the Board considered that Federated has frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund’s assets decline. Federated, as it does throughout the year, and specifically in connection with the Board’s review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or
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adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size. The CCO did not recommend institution of breakpoints in pricing Federated’s proposed advisory services to the Fund at this time, noting that it would review future asset growth and the appropriateness of any potential future breakpoints as part of its future annual review of the advisory and subadvisory contracts.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable.
The Board based its decision to approve the proposed investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the proposed investment advisory and subadvisory contracts reflects its view that, based upon the information requested and supplied, Federated’s proposal to establish and manage the Fund, and its past performance and actions in providing services to other Federated funds (which the Board has found to be satisfactory with respect to such other Federated funds), provide a satisfactory basis to support the decision to approve the proposed arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
29

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
30

Federated Hermes SDG Engagement Equity Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423A101
CUSIP 31423A309
Q454422 (6/20)
© 2020 Federated Hermes, Inc.

Semi-Annual Shareholder Report
April 30, 2020
Share Class | Ticker	A | FSTRX	B | QBLVX	C | QCLVX
	R | QRLVX	Institutional | FMSTX	Service | FSTKX
R6 | FSTLX

Federated MDT Large Cap Value Fund
(Effective close of business June 26, 2020, the fund name was changed to Federated Hermes MDT Large Cap Value Fund)
Fund Established 1982

A Portfolio of Federated Adviser Series
(Effective close of business June 26, 2020, the registrant name was changed to Federated Hermes Adviser Series)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated MDT Large Cap Value Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2019 through April 30, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the uncertainty ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At April 30, 2020, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Financials	20.4%
Health Care	15.8%
Consumer Staples	11.0%
Communication Services	8.7%
Industrials	8.3%
Information Technology	7.8%
Consumer Discretionary	6.7%
Utilities	6.1%
Energy	5.5%
Real Estate	4.3%
Materials	3.7%
Securities Lending Collateral[2]	0.4%
Cash Equivalents[3]	2.0%
Other Assets and Liabilities—Net[4]	(0.7)%
TOTAL	100.0%
1	Except for Cash Equivalents, Securities Lending Collateral and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2020 (unaudited)
Shares			Value
		COMMON STOCKS—98.3%
		Communication Services—8.7%
89,285		Activision Blizzard, Inc.	$5,690,133
526,494		AT&T, Inc.	16,042,272
176,225		CenturyLink, Inc.	1,871,510
55,256	[1]	Charter Communications, Inc.	27,364,429
595,856		Verizon Communications, Inc.	34,231,927
		TOTAL	85,200,271
		Consumer Discretionary—6.7%
818,099	[2]	Carnival Corp.	13,007,774
69,227		eBay, Inc.	2,757,311
474,327		Ford Motor Co.	2,414,324
84,606		Garmin Ltd.	6,866,623
786,197		Kohl’s Corp.	14,513,197
88,994		Las Vegas Sands Corp.	4,273,492
790,499	[1]	Norwegian Cruise Line Holdings Ltd.	12,964,184
60,610		PVH Corp.	2,983,830
53,008		Royal Caribbean Cruises, Ltd.	2,479,184
45,201		Yum! Brands, Inc.	3,906,723
		TOTAL	66,166,642
		Consumer Staples—11.0%
62,712		Campbell Soup Co.	3,134,346
37,763		Clorox Co.	7,040,534
371,240		Colgate-Palmolive Co.	26,087,035
97,429		General Mills, Inc.	5,835,023
39,309		Hershey Foods Corp.	5,205,691
131,264		Kimberly-Clark Corp.	18,177,438
240,950		Procter & Gamble Co.	28,400,776
116,211		WalMart Inc.	14,125,447
		TOTAL	108,006,290
		Energy—5.5%
191,344	[2]	Continental Resources, Inc.	3,136,128
126,500		Exxon Mobil Corp.	5,878,455
1,911,978		Halliburton Co.	20,075,769
966,178		Marathon Oil Corp.	5,913,009
274,752		Marathon Petroleum Corp.	8,814,044
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued
		Energy—continued
610,902		Schlumberger Ltd.	$10,275,372
		TOTAL	54,092,777
		Financials—20.4%
6,249		Alleghany Corp.	3,335,154
202,318		Allstate Corp.	20,579,787
77,130		Ameriprise Financial, Inc.	8,865,322
133,426	[1]	Arch Capital Group Ltd.	3,206,227
552,769		Bank of America Corp.	13,294,094
64,135	[1]	Berkshire Hathaway, Inc., Class B	12,016,334
31,962		BlackRock, Inc.	16,046,202
45,388		Chubb Ltd.	4,902,358
86,951		Cincinnati Financial Corp.	5,721,376
16,301		CME Group, Inc.	2,905,001
437,112		Fifth Third Bancorp	8,169,623
497,236		First Horizon National Corp.	4,514,903
104,081		Intercontinental Exchange, Inc.	9,310,045
34,619		JPMorgan Chase & Co.	3,315,115
189,871		KeyCorp	2,211,997
345,662		MetLife, Inc.	12,471,485
107,803		Navient Corp.	821,459
210,122		Northern Trust Corp.	16,633,257
154,384		Popular, Inc.	5,957,679
91,183		Prudential Financial, Inc.	5,687,084
46,033		RenaissanceRe Holdings Ltd.	6,721,278
172,075		State Street Corp.	10,847,608
90,247		The Hartford Financial Services Group, Inc.	3,428,484
189,655		The Travelers Cos., Inc.	19,194,983
		TOTAL	200,156,855
		Health Care—15.8%
123,878		Abbott Laboratories	11,407,925
59,267	[1]	Alexion Pharmaceuticals, Inc.	6,369,425
39,617		Amgen, Inc.	9,477,179
31,125	[1]	Biogen, Inc.	9,238,834
159,985		Cardinal Health, Inc.	7,916,058
345,243	[1]	Community Health Systems, Inc.	1,046,086
109,646		Eli Lilly & Co.	16,955,657
122,661	[1]	Hologic, Inc.	6,145,316
207,886		Johnson & Johnson	31,191,215
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
129,190		Medtronic PLC	$12,612,820
243,124		Merck & Co., Inc.	19,289,458
108,931		Pfizer, Inc.	4,178,593
22,880	[1]	Regeneron Pharmaceuticals, Inc.	12,032,134
36,754		West Pharmaceutical Services, Inc.	6,956,062
		TOTAL	154,816,762
		Industrials—8.3%
166,363		AGCO Corp.	8,790,621
83,299		Emerson Electric Co.	4,750,542
100,663		General Dynamics Corp.	13,148,601
1,066,764		Howmet Aerospace, Inc.	13,942,605
36,963		IDEX Corp.	5,678,626
18,170		Kansas City Southern Industries, Inc.	2,372,093
279,099		Nielsen Holdings PLC	4,111,128
22,817		Norfolk Southern Corp.	3,903,989
95,870		Raytheon Technologies Corp.	6,213,335
124,267		Republic Services, Inc.	9,735,077
247,581	[1]	SPX Corp.	9,440,264
		TOTAL	82,086,881
		Information Technology—7.8%
63,276	[1]	Akamai Technologies, Inc.	6,182,698
1,289,540		DXC Technology Co.	23,379,360
53,341		Henry Jack & Associates, Inc.	8,723,921
250,259		Intel Corp.	15,010,535
73,362	[1]	Keysight Technologies, Inc.	7,099,241
55,681		Maxim Integrated Products, Inc.	3,061,341
59,384	[1]	Synopsys, Inc.	9,330,414
219,810		Vishay Intertechnology, Inc.	3,646,648
		TOTAL	76,434,158
		Materials—3.7%
451,173		Domtar, Corp.	10,539,401
393,494		DuPont de Nemours, Inc.	18,502,088
21,136		Martin Marietta Materials	4,020,701
52,878		Newmont Corp.	3,145,184
		TOTAL	36,207,374
		Real Estate—4.3%
51,363		Digital Realty Trust, Inc.	7,678,255
61,998		Essex Property Trust, Inc.	15,133,712
Semi-Annual Shareholder Report

Shares		Value
	COMMON STOCKS—continued
	Real Estate—continued
20,482	Mid-American Apartment Communities, Inc.	$2,292,346
97,475	ProLogis Inc.	8,697,694
159,205	SL Green Realty Corp.	8,445,825
	TOTAL	42,247,832
	Utilities—6.1%
278,720	Consolidated Edison Co.	21,963,136
147,360	Exelon Corp.	5,464,109
284,958	NiSource, Inc.	7,155,295
175,624	Pinnacle West Capital Corp.	13,521,292
60,531	Public Service Enterprises Group, Inc.	3,069,527
171,506	Vistra Energy Corp.	3,351,227
27,926	WEC Energy Group, Inc.	2,528,699
41,369	Xcel Energy, Inc.	2,629,414
	TOTAL	59,682,699
	TOTAL COMMON STOCKS (IDENTIFIED COST $901,386,459)	965,098,541
	INVESTMENT COMPANIES—2.4%
3,821,206	Federated Government Obligations Fund, Premier Shares, 0.22%[3]	3,821,206
19,664,134	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.66%[3]	19,671,999
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $23,473,504)	23,493,205
	TOTAL INVESTMENT IN SECURITIES—100.7% (IDENTIFIED COST $924,859,963)[4]	988,591,746
	OTHER ASSETS AND LIABILITIES - NET—(0.7)%[5]	(6,859,863)
	TOTAL NET ASSETS—100%	$981,731,883
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2020, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2019	—	18,202,855	18,202,855
Purchases/Additions	26,266,959	116,007,943	142,274,902
Sales/Reductions	(22,445,753)	(114,546,664)	(136,992,417)
Balance of Shares Held 4/30/2020	3,821,206	19,664,134	23,485,340
Value	$3,821,206	$19,671,999	$23,493,205
Change in Unrealized Appreciation/Depreciation	N/A	$14,116	$14,116
Net Realized Gain/(Loss)	N/A	$(12,000)	$(12,000)
Dividend Income	$486	$146,170	$146,656
*	All or a portion of the balance/activity for the fund relates to cash collateral on security lending transactions.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	7-day net yield.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2020, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$27.31	$27.84	$29.29	$26.09	$27.84	$29.89
Income From Investment Operations:
Net investment income	0.19	0.40	0.32[2]	0.38[2]	0.42[2]	0.37
Net realized and unrealized gain (loss)	(3.56)	1.48	1.04	4.22	0.16	(0.00)[3]
TOTAL FROM INVESTMENT OPERATIONS	(3.37)	1.88	1.36	4.60	0.58	0.37
Less Distributions:
Distributions from net investment income	(0.20)	(0.41)	(0.33)	(0.40)	(0.42)	(0.36)
Distributions from net realized gain	(0.36)	(2.00)	(2.48)	(1.00)	(1.91)	(2.06)
TOTAL DISTRIBUTIONS	(0.56)	(2.41)	(2.81)	(1.40)	(2.33)	(2.42)
Net Asset Value, End of Period	$23.38	$27.31	$27.84	$29.29	$26.09	$27.84
Total Return[4]	(12.48%)	7.41%	4.69%	18.08%	2.47%	1.12%
Ratios to Average Net Assets:
Net expenses	0.98%[5,6]	0.98%[6]	0.98%[6]	0.99%	0.98%	0.99%
Net investment income	1.50%[5]	1.52%	1.23%	1.37%	1.65%	1.28%
Expense waiver/reimbursement[7]	0.22%[5]	0.22%	0.21%	0.21%	0.22%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$421,705	$492,088	$508,415	$24,237	$14,389	$12,035
Portfolio turnover	82%	81%	95%	99%	88%	77%
1	Federated MDT Large Cap Value Fund (the “Predecessor Fund”) was reorganized into Federated MDT Large Cap Value Fund (the “Fund”), a portfolio of the same name of Federated Adviser Series (formerly, Federated MDT Equity Trust), as of the close of business on December 8, 2017. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund’s operations.
2	Per share number has been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 0.98% for the six months ended April 30, 2020, and for the years ended October 31, 2019 and 2018, after taking into account this expense reduction.
7	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended 10/31/2019	Period Ended 10/31/2018[1]
Net Asset Value, Beginning of Period	$27.33	$27.85	$28.04
Income From Investment Operations:
Net investment income	0.06	0.14	0.10[2]
Net realized and unrealized gain (loss)	(3.52)	1.51	(0.17)
TOTAL FROM INVESTMENT OPERATIONS	(3.46)	1.65	(0.07)
Less Distributions:
Distributions from net investment income	(0.08)	(0.17)	(0.12)
Distributions from net realized gain	(0.36)	(2.00)	—
TOTAL DISTRIBUTIONS	(0.44)	(2.17)	(0.12)
Net Asset Value, End of Period	$23.43	$27.33	$27.85
Total Return[3]	(12.82)%	6.49%	(0.24)%
Ratios to Average Net Assets:
Net expenses	1.82%[4,5]	1.83%[5]	1.83%[4,5]
Net investment income	0.67%[4]	0.72%	0.38%[4]
Expense waiver/reimbursement[6]	0.18%[4]	0.18%	0.17%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$4,635	$6,710	$11,823
Portfolio turnover	82%	81%	95%[7]
1	Reflects operations for the period December 8, 2017 (date of initial investment) to October 31, 2018.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 1.82% for the six months ended April 30, 2020, and 1.83%, for the years ended October 31, 2019 and 2018, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended October 31, 2018.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended 10/31/2019	Period Ended 10/31/2018[1]
Net Asset Value, Beginning of Period	$27.32	$27.85	$28.04
Income From Investment Operations:
Net investment income	0.08	0.19	0.12[2]
Net realized and unrealized gain (loss)	(3.54)	1.47	(0.18)
TOTAL FROM INVESTMENT OPERATIONS	(3.46)	1.66	(0.06)
Less Distributions:
Distributions from net investment income	(0.09)	(0.19)	(0.13)
Distributions from net realized gain	(0.36)	(2.00)	—
TOTAL DISTRIBUTIONS	(0.45)	(2.19)	(0.13)
Net Asset Value, End of Period	$23.41	$27.32	$27.85
Total Return[3]	(12.82%)	6.53%	(0.21)%
Ratios to Average Net Assets:
Net expenses	1.79%[4,5]	1.77%[5]	1.79%[4,5]
Net investment income	0.69%[4]	0.74%	0.44%[4]
Expense waiver/reimbursement[6]	0.19%[4]	0.18%	0.17%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$10,822	$13,760	$15,215
Portfolio turnover	82%	81%	95%[7]
1	Reflects operations for the period December 8, 2017 (date of initial investment) to October 31, 2018.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 1.79% for the six months ended April 30, 2020, 1.77% and 1.79%, for the years ended October 31, 2019 and 2018, respectively, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended October 31, 2018.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended 10/31/2019	Period Ended 10/31/2018[1]
Net Asset Value, Beginning of Period	$27.31	$27.85	$28.04
Income From Investment Operations:
Net investment income	0.13	0.29	0.20[2]
Net realized and unrealized gain (loss)	(3.55)	1.47	(0.16)
TOTAL FROM INVESTMENT OPERATIONS	(3.42)	1.76	0.04
Less Distributions:
Distributions from net investment income	(0.14)	(0.30)	(0.23)
Distributions from net realized gain	(0.36)	(2.00)	—
TOTAL DISTRIBUTIONS	(0.50)	(2.30)	(0.23)
Net Asset Value, End of Period	$23.39	$27.31	$27.85
Total Return[3]	(12.67%)	6.93%	0.12%
Ratios to Average Net Assets:
Net expenses	1.43%[4,5]	1.41%[5]	1.43%[4,5]
Net investment income	1.05%[4]	1.09%	0.78%[4]
Expense waiver/reimbursement[6]	0.22%[4]	0.18%	0.17%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$14,563	$17,450	$18,198
Portfolio turnover	82%	81%	95%[7]
1	Reflects operations for the period December 8, 2017 (date of initial investment) to October 31, 2018.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 1.43% for the six months ended April 30, 2020, 1.41% and 1.43%, for the years ended October 31, 2019 and 2018, respectively, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended October 31, 2018.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$27.33	$27.86	$29.30	$26.10	$27.85	$29.90
Income From Investment Operations:
Net investment income	0.21	0.46	0.44[2]	0.46[2]	0.48[2]	0.42
Net realized and unrealized gain (loss)	(3.56)	1.47	0.98	4.20	0.15	(0.00)[3]
TOTAL FROM INVESTMENT OPERATIONS	(3.35)	1.93	1.42	4.66	0.63	0.42
Less Distributions:
Distributions from net investment income	(0.23)	(0.46)	(0.38)	(0.46)	(0.47)	(0.41)
Distributions from net realized gain	(0.36)	(2.00)	(2.48)	(1.00)	(1.91)	(2.06)
TOTAL DISTRIBUTIONS	(0.59)	(2.46)	(2.86)	(1.46)	(2.38)	(2.47)
Net Asset Value, End of Period	$23.39	$27.33	$27.86	$29.30	$26.10	$27.85
Total Return[4]	(12.39)%	7.64%	4.92%	18.32%	2.70%	1.32%
Ratios to Average Net Assets:
Net expenses	0.76%[5,6]	0.76%[6]	0.77%[6]	0.78%	0.76%	0.77%
Net investment income	1.72%[5]	1.75%	1.52%	1.64%	1.87%	1.50%
Expense waiver/reimbursement[7]	0.20%[5]	0.19%	0.18%	0.21%	0.22%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$355,226	$353,550	$416,364	$368,749	$241,699	$244,104
Portfolio turnover	82%	81%	95%	99%	88%	77%
1	Federated MDT Large Cap Value Fund (the “Predecessor Fund”) was reorganized into Federated MDT Large Cap Value Fund (the “Fund”), a portfolio of the same name Federated Adviser Series (formerly, Federated MDT Equity Trust), as of the close of business on December 8, 2017. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund’s operations.
2	Per share number has been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 0.76% for the six months ended April 30, 2020, 0.76% and 0.77%, for the years ended October 31, 2019 and 2018, respectively, after taking into account this expense reduction.
7	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$27.34	$27.87	$29.31	$26.11	$27.85	$29.90
Income From Investment Operations:
Net investment income	0.21	0.43	0.39[2]	0.40[2]	0.42[2]	0.37
Net realized and unrealized gain (loss)	(3.58)	1.45	0.96	4.20	0.17	(0.01)
TOTAL FROM INVESTMENT OPERATIONS	(3.37)	1.88	1.35	4.60	0.59	0.36
Less Distributions:
Distributions from net investment income	(0.20)	(0.41)	(0.31)	(0.40)	(0.42)	(0.35)
Distributions from net realized gain	(0.36)	(2.00)	(2.48)	(1.00)	(1.91)	(2.06)
TOTAL DISTRIBUTIONS	(0.56)	(2.41)	(2.79)	(1.40)	(2.33)	(2.41)
Net Asset Value, End of Period	$23.41	$27.34	$27.87	$29.31	$26.11	$27.85
Total Return[3]	(12.47)%	7.42%	4.67%	18.06%	2.50%	1.10%
Ratios to Average Net Assets:
Net expenses	0.98%[4,5]	0.98%[5]	0.99%[5]	0.99%	0.98%	0.99%
Net investment income	1.49%[4]	1.53%	1.32%	1.42%	1.66%	1.28%
Expense waiver/reimbursement[6]	0.21%[4]	0.20%	0.18%	0.21%	0.24%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$137,225	$179,844	$216,890	$270,371	$251,246	$277,253
Portfolio turnover	82%	81%	95%	99%	88%	77%
1	Federated MDT Large Cap Value Fund (the “Predecessor Fund”) was reorganized into Federated MDT Large Cap Value Fund (the “Fund”), a portfolio of the same name of Federated Adviser Series (formerly, Federated MDT Equity Trust), as of the close of business on December 8, 2017. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund’s operations.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 0.98% for the six months ended April 30, 2020, 0.98% and 0.99%, for the years ended October 31, 2019 and 2018, respectively, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,			Period Ended 10/31/2016[2]
		2019	2018	2017
Net Asset Value, Beginning of Period	$27.35	$27.88	$29.31	$26.11	$24.51
Income From Investment Operations:
Net investment income	0.23	0.47	0.44[3]	0.47[3]	0.08[3]
Net realized and unrealized gain (loss)	(3.57)	1.48	1.00	4.21	1.62
TOTAL FROM INVESTMENT OPERATIONS	(3.34)	1.95	1.44	4.68	1.70
Less Distributions:
Distributions from net investment income	(0.24)	(0.48)	(0.39)	(0.48)	(0.10)
Distributions from net realized gain	(0.36)	(2.00)	(2.48)	(1.00)	—
TOTAL DISTRIBUTIONS	(0.60)	(2.48)	(2.87)	(1.48)	(0.10)
Net Asset Value, End of Period	$23.41	$27.35	$27.88	$29.31	$26.11
Total Return[4]	(12.35%)	7.72%	5.01%	18.40%	6.95%
Ratios to Average Net Assets:
Net expenses	0.69%[5,6]	0.69%[6]	0.70%[6]	0.71%	0.69%[5]
Net investment income	1.80%[5]	1.80%	1.57%	1.67%	0.85%[5]
Expense waiver/reimbursement[7]	0.18%[5]	0.18%	0.17%	0.19%	0.24%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$37,557	$42,678	$28,350	$51,147	$28,838
Portfolio turnover	82%	81%	95%	99%	88%[8]
1	Federated MDT Large Cap Value Fund (the “Predecessor Fund”) was reorganized into Federated MDT Large Cap Value Fund (the “Fund”), a portfolio of the same name of Federated Adviser Series (formerly, Federated MDT Equity Trust), as of the close of business on December 8, 2017. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund’s operations.
2	Reflects operations for the period from June 29, 2016 (date of initial investment) to October 31, 2016.
3	Per share number has been calculated using the average shares method.
4	Based on net asset value. Total returns for periods less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 0.69% for the six months ended April 30, 2020, 0.69% and 0.70%, for the years ended October 31, 2019 and 2018, respectively, after taking into account this expense reduction.
7	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended October 31, 2016.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2020 (unaudited)
Assets:
Investment in securities, at value including $3,670,670 of securities loaned and $23,493,205 of investment in an affiliated holding (identified cost $924,859,963)		$988,591,746
Receivable for investments sold		12,602,561
Income receivable		1,358,059
Income receivable from affiliated holding		1,002
Receivable for shares sold		311,053
TOTAL ASSETS		1,002,864,421
Liabilities:
Payable for investments purchased	$12,620,704
Payable for shares redeemed	4,010,853
Payable for collateral due to broker for securities lending	3,821,206
Payable for other service fees (Notes 2 and 5)	205,905
Payable for investment adviser fee (Note 5)	19,597
Payable for distribution services fee (Note 5)	14,597
Payable for administrative fee (Note 5)	2,139
Payable for Directors’/Trustees’ fees (Note 5)	656
Accrued expenses (Note 5)	436,881
TOTAL LIABILITIES		21,132,538
Net assets for 41,974,519 shares outstanding		$981,731,883
Net Assets Consists of:
Paid-in capital		$1,018,278,221
Total distributable earnings (loss)		(36,546,338)
TOTAL NET ASSETS		$981,731,883
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($421,704,821 ÷ 18,037,203 shares outstanding), no par value, unlimited shares authorized	$23.38
Offering price per share (100/94.50 of $23.38)	$24.74
Redemption proceeds per share	$23.38
Class B Shares:
Net asset value per share ($4,634,615 ÷ 197,831 shares outstanding), no par value, unlimited shares authorized	$23.43
Offering price per share	$23.43
Redemption proceeds per share (94.5/100 of 23.43)	$22.41
Class C Shares:
Net asset value per share ($10,821,701 ÷ 462,214 shares outstanding), no par value, unlimited shares authorized	$23.41
Offering price per share	$23.41
Redemption proceeds per share (99/100 of 23.41)	$23.18
Class R Shares:
Net asset value per share ($14,562,907 ÷ 622,591 shares outstanding), no par value, unlimited shares authorized	$23.39
Offering price per share	$23.39
Redemption proceeds per share	$23.39
Institutional Shares:
Net asset value per share ($355,225,853 ÷ 15,187,633 shares outstanding), no par value, unlimited shares authorized	$23.39
Offering price per share	$23.39
Redemption proceeds per share	$23.39
Service Shares:
Net asset value per share ($137,224,899 ÷ 5,862,582 shares outstanding), no par value, unlimited shares authorized	$23.41
Offering price per share	$23.41
Redemption proceeds per share	$23.41
Class R6 Shares:
Net asset value per share ($37,557,087 ÷ 1,604,465 shares outstanding), no par value, unlimited shares authorized	$23.41
Offering price per share	$23.41
Redemption proceeds per share	$23.41
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended April 30, 2020 (unaudited)
Investment Income:
Dividends (including $146,162 received from an affiliated holding* and net of foreign taxes withheld of $11,829)			$13,548,018
Net income on securities loaned (includes $494 earned from affiliated holdings* related to cash collateral balances) (Note 2)			444
TOTAL INCOME			13,548,462
Expenses:
Investment adviser fee (Note 5)		$3,828,992
Administrative fee (Note 5)		428,441
Custodian fees		24,298
Transfer agent fees (Note 2)		730,169
Directors’/Trustees’ fees (Note 5)		4,118
Auditing fees		13,934
Legal fees		7,240
Distribution services fee (Note 5)		110,242
Other service fees (Notes 2 and 5)		806,010
Portfolio accounting fees		101,938
Share registration costs		45,572
Printing and postage		29,809
Miscellaneous (Notes 5)		22,992
TOTAL EXPENSES		6,153,755
Waivers, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(997,364)
Waiver of other operating expenses (Notes 2 and 5)	(155,498)
Reduction of custodian fees (Note 6)	(363)
TOTAL WAIVER, REIMBURSEMENTS AND REDUCTION		(1,153,225)
Net expenses			5,000,530
Net investment income			$8,547,932
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Loss on Investments and Foreign Currency Transactions:
Net realized loss on investments (including realized loss of $(12,000) on sales of investments in an affiliated holding*)	$(98,233,774)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency (including net change in unrealized appreciation of $14,116 of investments in an affiliated holding*)	(48,893,950)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(147,127,724)
Change in net assets resulting from operations	$(138,579,792)
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2020	Year Ended 10/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,547,932	$18,110,526
Net realized gain (loss)	(98,233,774)	15,824,647
Net change in unrealized appreciation/depreciation	(48,893,950)	45,484,182
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(138,579,792)	79,419,355
Distributions to Shareholders:
Class A Shares	(10,484,084)	(43,950,948)
Class B Shares	(104,116)	(857,960)
Class C Shares	(232,242)	(1,178,103)
Class R Shares	(317,283)	(1,498,019)
Institutional Shares	(8,882,608)	(36,568,996)
Service Shares	(3,611,914)	(18,282,455)
Class R6 Shares	(965,363)	(2,590,346)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(24,597,610)	(104,926,827)
Share Transactions:
Proceeds from sale of shares	75,911,035	121,078,118
Proceeds from shares issued in connection with the tax-free transfer of assets from PNC Multi-Factor Large Cap Value Fund	109,835,119	—
Net asset value of shares issued to shareholders in payment of distributions declared	22,637,672	97,153,468
Cost of shares redeemed	(169,554,137)	(301,900,358)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	38,829,689	(83,668,772)
Change in net assets	(124,347,713)	(109,176,244)
Net Assets:
Beginning of period	1,106,079,596	1,215,255,840
End of period	$981,731,883	$1,106,079,596
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2020 (unaudited)
1. ORGANIZATION
Federated Adviser Series (the “Trust”) was established as a Delaware statutory trust on July 12, 2017, and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eleven portfolios. The financial statements included herein are only those of Federated MDT Large Cap Value Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers seven classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares, and Class R6 Shares. Class T Shares are effective with the Securities and Exchange Commission (SEC), but currently are not being offered. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The Fund’s investment objective is to provide growth of income and capital.
Class B Shares are closed to new accounts, new investors and new purchases by existing shareholders (excluding reinvestment of dividends and capital gains). Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated fund.
Effective August 1, 2018, an automatic conversion feature for Class C Shares was implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes Adviser Series and Federated Hermes MDT Large Cap Value Fund, respectively.
On November 15, 2019, the Fund acquired all the net assets of PNC Multi-Factor Large Cap Value Fund (the “Acquired Fund”), an open-end investment company in a tax-free reorganization, in exchange for Class A Shares, Class C Shares and Institutional Shares pursuant to a plan of reorganization approved by the Acquired Fund’s shareholders on November 5, 2019. In connection with the acquisition, the Acquired Fund’s Class A Shares, Class C Shares and Institutional Shares were exchanged for Class A Shares, Class C Shares and Institutional Shares of the Fund. The purpose of this transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, the assets received and the shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund’s realized gains and losses with amounts distributable to shareholders for tax purposes.
For every Institutional Share of the Acquired Fund exchanged, a shareholder of the Acquired Fund received approximately 0.95 of Institutional Shares of the Fund. For every Class A Share and Class C Shares of the Acquired Fund exchanged, a shareholder of the Acquired Fund received approximately 0.94 and 0.92, respectively, of the same share Class of the Fund.
Semi-Annual Shareholder Report

The Fund received net assets from the Acquired Fund as the result if the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
3,948,585	$109,835,119	$9,883,976	$1,121,367,148	$1,231,202,267
1	Unrealized Appreciation is included in Acquired Fund Net Assets Received amount shown above.
Assuming the acquisition had been completed on November 1, 2019, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of the operations for the six months ended April 30, 2020, are as follows:
Net Investment Income	$8,688,692
Net realized and unrealized gain on investments	$(141,600,375)
Net decrease in net assets resulting from operations	$(132,911,683)
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of revenue and earnings of the Acquired Fund that has been included in the Fund’s Statement of Operations and Statement of Changes in Net Assets as of April 30, 2020.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
Semi-Annual Shareholder Report

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”) is deemed not representative of fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses
Semi-Annual Shareholder Report

mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Semi-Annual Shareholder Report

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers, reimbursements and reduction of $1,153,225 is disclosed in various locations in this Note 2, Note 5 and Note 6.
For the six months ended April 30, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$306,913	$(92,065)
Class B Shares	4,980	(8)
Class C Shares	9,821	(294)
Class R Shares	26,800	(3,148)
Institutional Shares	268,051	(39,171)
Service Shares	102,988	(20,812)
Class R6 Shares	10,616	—
TOTAL	$730,169	$(155,498)
Semi-Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class B Shares, Class C Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$591,544
Class B Shares	7,210
Class C Shares	15,982
Service Shares	191,274
TOTAL	$806,010
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2020, tax years 2016 through 2019 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the state of Delaware.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain
Semi-Annual Shareholder Report

operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
The securities lending agreement permits the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts, but gross. The cash collateral received by the Fund exceeds the market value of the securities loaned, reducing the net settlement amount to zero. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund. As of April 30, 2020, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$3,670,670	$3,821,206
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	351,197	$8,698,344	685,016	$17,828,616
Proceeds from shares issued in connection with the tax-free transfer of assets from PNC Multi-Factor Large Cap Value Fund	718,844	19,983,865	—	—
Shares issued to shareholders in payment of distributions declared	376,440	9,635,247	1,569,465	40,340,435
Shares redeemed	(1,428,827)	(35,989,613)	(2,496,627)	(65,950,048)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	17,654	$2,327,843	(242,146)	$(7,780,997)
Semi-Annual Shareholder Report

	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,383	$38,282	13,684	$343,145
Shares issued to shareholders in payment of distributions declared	3,813	101,271	32,759	840,185
Shares redeemed	(52,852)	(1,356,051)	(225,494)	(5,963,407)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(47,656)	$(1,216,498)	(179,051)	$(4,780,077)

	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	42,530	$1,085,783	113,912	$2,908,578
Proceeds from shares issued in connection with the tax-free transfer of assets from PNC Multi-Factor Large Cap Value Fund	10,069	280,012	—	—
Shares issued to shareholders in payment of distributions declared	8,529	225,613	42,856	1,100,232
Shares redeemed	(102,483)	(2,536,801)	(199,593)	(5,247,701)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(41,355)	$(945,393)	(42,825)	$(1,238,891)

	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	85,914	$2,074,220	109,730	$2,908,680
Shares issued to shareholders in payment of distributions declared	12,233	317,283	57,904	1,487,622
Shares redeemed	(114,517)	(2,789,935)	(182,231)	(4,820,138)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(16,370)	$(398,432)	(14,597)	$(423,836)

	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,246,575	$50,611,577	2,267,137	$59,041,064
Proceeds from shares issued in connection with the tax-free transfer of asset from PNC Multi-Factor Large Cap Value Fund	3,219,672	89,571,242	—	—
Shares issued to shareholders in payment of distributions declared	324,930	8,275,253	1,347,844	34,679,671
Shares redeemed	(3,541,296)	(91,586,261)	(5,623,278)	(145,212,945)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,249,881	$56,871,811	(2,008,297)	$(51,492,210)
Semi-Annual Shareholder Report

	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	282,668	$7,037,927	482,318	$12,625,164
Shares issued to shareholders in payment of distributions declared	123,322	3,171,610	626,814	16,124,694
Shares redeemed	(1,121,828)	(29,393,137)	(2,312,211)	(61,208,197)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(715,838)	$(19,183,600)	(1,203,079)	$(32,458,339)

	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	255,245	$6,364,902	986,789	$25,422,871
Shares issued to shareholders in payment of distributions declared	36,041	911,395	100,071	2,580,629
Shares redeemed	(247,406)	(5,902,339)	(543,239)	(13,497,922)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	43,880	$1,373,958	543,621	$14,505,578
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,490,196	$38,829,689	(3,146,374)	$(83,668,772)
4. FEDERAL TAX INFORMATION
At April 30, 2020, the cost of investments for federal tax purposes was $924,859,963. The net unrealized appreciation of investments for federal tax purposes was $63,731,783. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $122,350,815 and net unrealized depreciation from investments for those securities having an excess of cost over value of $58,619,032.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.750% on the first $500 million in average daily net assets, 0.675% of the second $500 million in average daily net assets, 0.600% of the third $500 million in average daily net assets, 0.525% of the fourth $500 million in average daily net assets and 0.400% of average daily net assets in excess of $2 billion. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund.
For the six months ended April 30, 2020, the Adviser waived $990,086 of its fee and reimbursed $155,498 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2020, the Adviser reimbursed $7,278.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2020, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur and pay distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2020, distribution services fees for the Fund were as follows:
Distribution Service Fees Incurred
Class B Shares	$21,630
Class C Shares	47,948
Class R Shares	40,664
TOTAL	$110,242
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When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2020, FSC retained $25,003 of fees paid by the Fund. For the six months ended April 30, 2020, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Other Service Fees
For the six months ended April 30, 2020, FSSC received $147,854 of other service fees.
Sales Charges
Front-end sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of the Fund shares prior to investment. For the six months ended April 30, 2020, FSC retained $4,743 in sales charges from the sale of Class A Shares. FSC also retained $224, $4,571 and $689 of CDSC relating to redemptions of Class A Shares, Class B Shares and Class C Shares, respectively.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and reimbursements) will not exceed 0.98%, 1.85%, 1.80%, 1.43%, 0.76%, 0.98% and 0.69% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Expense Reduction
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended April 30, 2020, the Fund’s expenses were reduced by $363 under these arrangements.
Semi-Annual Shareholder Report

7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2020, were as follows:
Purchases	$891,906,156
Sales	$873,878,995
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2020, the Fund had no outstanding loans. During the six months ended April 30, 2020, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2020, there were no outstanding loans. During the six months ended April 30, 2020, the program was not utilized.
10. OTHER MAtters
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and has resulted in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees; and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2019	Ending Account Value 4/30/2020	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$875.20	$4.57
Class B Shares	$1,000	$871.80	$8.47
Class C Shares	$1,000	$871.80	$8.33
Class R Shares	$1,000	$873.30	$6.66
Institutional Shares	$1,000	$876.10	$3.55
Service Shares	$1,000	$875.30	$4.57
Class R6 Shares	$1,000	$876.50	$3.22
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.99	$4.92
Class B Shares	$1,000	$1,015.81	$9.12
Class C Shares	$1,000	$1,015.96	$8.97
Class R Shares	$1,000	$1,017.75	$7.17
Institutional Shares	$1,000	$1,021.08	$3.82
Service Shares	$1,000	$1,019.99	$4.92
Class R6 Shares	$1,000	$1,021.43	$3.47
1	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A Shares	0.98%
Class B Shares	1.82%
Class C Shares	1.79%
Class R Shares	1.43%
Institutional Shares	0.76%
Service Shares	0.98%
Class R6 Shares	0.69%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2019
federated mdt Large Cap Value Fund (the “Fund”)
At its meetings in May 2019, the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”) reviewed and unanimously approved the continuation of the Fund’s investment advisory contract for an additional one-year term. The Board’s decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other
Semi-Annual Shareholder Report

advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board’s approval of the Fund’s investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund’s investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated MDTA LLC (the “Adviser”) and its affiliates (collectively “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board’s formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board’s consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense
Semi-Annual Shareholder Report

structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the
Semi-Annual Shareholder Report

Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board had been previously advised that, while comparisons to fund Peer Groups are relevant in judging the reasonableness of advisory fees, the Fund’s quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund’s advisory fee was above the median of the peer range, the Peer Group of funds varied widely in their complexity, and the Board has been informed that the management of the Fund is among the more complex relative to its Peer Group.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds’ advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund’s investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience, track record, financial resources, overall
Semi-Annual Shareholder Report

reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser’s commitment to respond to rulemaking initiatives of the SEC. The Fund’s ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board considered detailed investment reports on the Fund’s performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ investment objectives or investment management techniques, or the costs to implement funds, even within the same Peer Group, and that the CCO had specifically noted that the Fund’s quantitative focus makes fee and expense comparisons particularly difficult as the funds in the Peer Group varied widely in their complexity, and the management of the Fund is among the more complex relative to its Peer Group.
For the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report, the Fund’s performance was above the median of the relevant Peer Group. In addition, the Board was informed by the Adviser that the Fund outperformed its benchmark index for the one-year and three-year periods.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund’s advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts,
Semi-Annual Shareholder Report

but also fees received by Federated’s subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds’ administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated’s previous reductions in contractual management fees to certain Federated Funds in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated’s profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these
Semi-Annual Shareholder Report

investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated’s investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund’s assets decline. Federated, as it does throughout the year, and specifically in connection with the Board’s review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund’s investment advisory contract. The CCO also recognized that the Board’s evaluation of the Federated Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
Semi-Annual Shareholder Report

The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the continuation of the contract reflects its view that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated MDT Large Cap Value Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314209206
CUSIP 314209305
CUSIP 314209404
CUSIP 314209503
CUSIP 314209701
CUSIP 314209800
CUSIP 314209602
Q454127 (6/20)
© 2020 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Adviser Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 22, 2020

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 22, 2020